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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       November 11, 2005
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $691,063,331.17


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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GENESIS ASSET MANAGERS, LLP

VALUATION OF INVESTMENTS AS AT 30 SEPTEMBER 2005

                               ITEM 2 -                                                        ITEM 6 - INV       ITEM 7  ITEM - 8
ITEM 1 - STOCK NAME            TITLE OR CLASS  ITEM 3 - CUSIP     ITEM 4 - FMV   ITEM 5 SHARES DISCRETION MANAGER VOTING  AUTHORITY
Brasil Telecom Participacoes   ADR             US1055301097       118,713,861.41     2,791,297    Sole      1      Sole  1,869,097
                                                                                                                   None    922,200

Cia de Bebidas das Americas    ADR             US20441W2035        86,015,930.00     2,313,500    Sole      1      Sole  1,545,300
                                                                                                                   None    768,200

Companhia Brasileira De Dist.  ADR             US20440T2015        36,916,069.00     1,278,700    Sole      1      Sole    861,700
                                                                                                                   None    417,000

Embotelladora Andina           ADS Rep B       US29081P3038        65,304,693.10     4,035,755    Sole      1      Sole  2,330,005
                                                                                                                   None  1,705,750

GAIL India                     GDR             US36268T2069        82,010,194.20     2,259,234    Sole      1      Sole  1,847,034
                                                                                                                   None    412,200

Kookmin Bank Spons             ADR             US50049M1099         4,734,075.00        79,900    Sole      1      None     79,900

Mobile Telesystems             ADR             US6074091090        92,895,220.80     2,283,560    Sole      1      Sole  1,897,760
                                                                                                                   None    385,800

Moscow City Telephone          ADR             US61946A1060        16,240,455.00       984,270    Sole      1      Sole    984,270

Orascom Construction Inds      GDR             US68554N1063         4,769,801.60        64,544    Sole      1      Sole     64,544

Quilmes Industrial             com             LU0033068361        11,662,222.80     8,271,080    Sole      1      Sole  6,330,900
                                                                                                                   None  1,940,180
Quilmes Industrial
  (New Preferred)              ADR             US74838Y2072        10,154,919.18       324,542    Sole      1      Sole    186,482
                                                                                                                   None    138,060

SK Telecom Co                  ADR             US78440P1084        16,880,136.00       772,900    Sole      1      Sole    454,900
                                                                                                                   None    318,000

Telefonos de Mexico            ADS (L)         US8794037809       117,834,143.48     5,539,922    Sole      1      Sole  3,668,122
                                                                                                                   None  1,871,800

Wimm-Bill-Dann Foods           ADR             US97263M1099        26,931,609.60     1,402,688    Sole      1      Sole  1,402,688

                                               Total Market Value  691,063,331.17